Mainland China Contribution Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Compensation and Retirement Disclosure [Abstract]
Contributions for employee benefits	$ 89,709	$ 71,434	$ 61,448